Annual Total Returns - Fidelity Freedom Index 2025 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2025 Fund - Investor Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(0.74%)
Annual Return 2012	11.53%
Annual Return 2013	14.17%
Annual Return 2014	6.27%
Annual Return 2015	(0.95%)
Annual Return 2016	7.46%
Annual Return 2017	15.15%
Annual Return 2018	(4.51%)
Annual Return 2019	19.69%
Annual Return 2020	13.55%